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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2010

Check here if Amendment: [ ]; Amendment Number: _________

  This Amendment (check only one):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:     Fairfax Financial Holdings Limited
   Address:  95 Wellington Street West
             Suite 800
             Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:   Paul Rivett
   Title:  Vice President and Chief Legal Officer
   Phone:  416-367-4941

Signature, Place, and Date of Signing:


      /s/ Paul Rivett                   Toronto, ON            November 12, 2010
-----------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2

Form 13F Information Table Entry Total:         44

Form 13F Information Table Value Total: $2,269,536
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -------------------------------------
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa

                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                               SEPTEMBER 30, 2010

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------------  --------- --------    --------------------  ----------  --------  ------------------
                                                                                                                   VOTING AUTHORITY
                                                            VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER    ------------------
NAME OF ISSUER                  TITLE OF CLASS  CUSIP     (X$1000)    PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  --------------  --------- --------  -----------  ---  ----  ----------  --------  ----  ------  ----
BALDWIN & LYONS INC             CL B            057755209   24,548      969,875   SH         DEFINED      01,02   SOLE
BCE INC.                        COM NEW         05534B760    8,983      268,300   SH         DEFINED      01,02   SOLE
BERKSHIRE HATHAWAY INC.         CL A            084670108      744            6   SH         DEFINED      01,02   SOLE
BERKSHIRE HATHAWAY INC.         CL B NEW        084670702      496        6,000   SH         DEFINED      01,02   SOLE
BOSTON PPTYS LTD PARTNERSHIP    NOTE            10112RAK0    5,050    5,000,000  PRN         DEFINED      01,02   SOLE
BRISTOL-MYERS SQUIBB CO         COM             110122108      271       10,000   SH         DEFINED      01,02   SOLE
BROWN & BROWN INC               COM             115236101      242       12,000   SH         DEFINED      01,02   SOLE
CFS BANCORP INC.                COM             12525D102       46       10,000   SH         DEFINED      01,02   SOLE
CITIGROUP INC                   COM             172967101      234       60,000   SH         DEFINED      01,02   SOLE
CITIGROUP INC                   UNIT            172967416   46,980      400,000  PRN         DEFINED      01,02   SOLE
CRESUD S A C I F Y A            SPONSORED ADR   226406106   33,380    2,082,341   SH         DEFINED      01,02   SOLE
DELL INC                        COM             24702R101  295,485   22,817,389   SH         DEFINED      01,02   SOLE
FIRST PLACE FINANCIAL/OHIO      COM             33610T109       37       10,000   SH         DEFINED      01,02   SOLE
FRONTIER COMMUNICATIONS CORP    COM             35906A108  151,939   18,620,000   SH         DEFINED      01,02   SOLE
GLG PARTNERS INC.               COM             37929X107    1,094      244,200   SH         DEFINED      01,02   SOLE
HOLOGIC INC                     COM             436440101      240       15,000   SH         DEFINED      01,02   SOLE
INTEL CORP                      SDVC            458140AD2   11,371   11,500,000  PRN         DEFINED      01,02   SOLE
INTERNATIONAL COAL GRP INC NEW  COM             45928H106  239,776   45,155,588   SH         DEFINED      01,02   SOLE
JOHNSON & JOHNSON               COM             478160104  426,345    6,884,300   SH         DEFINED      01,02   SOLE
KRAFT FOODS INC                 CL A            50075N104  165,587    5,365,751   SH         DEFINED      01,02   SOLE
LEVEL 3 COMMUNICATIONS INC      COM             52729N100  130,920  139,276,421   SH         DEFINED      01,02   SOLE
LEVEL 3 COMMUNICATIONS INC      NOTE            52729NBM1  110,318  100,062,000  PRN         DEFINED      01,02   SOLE
LEVEL 3 COMMUNICATIONS INC      NOTE            52729NBP4   66,844   75,000,000  PRN         DEFINED      01,02   SOLE
MBIA INC                        COM             55262C100      200       20,000   SH         DEFINED      01,02   SOLE
MERCK & CO. INC.                COM             58933Y105      294        8,000   SH         DEFINED      01,02   SOLE
MOHAWK INDS INC                 COM             608190104      309        5,800   SH         DEFINED      01,02   SOLE
NAM TAI ELECTRS INC             COM PAR $0.02   629865205      162       35,000   SH         DEFINED      01,02   SOLE
NEW YORK COMMUNITY BANCORP INC  COM             649445103      488       30,000   SH         DEFINED      01,02   SOLE
NEWMARKET CORP                  COM             651587107      455        4,000   SH         DEFINED      01,02   SOLE
OLD REPUBLIC INTL CORPORATION   COM             680223104      276       20,000   SH         DEFINED      01,02   SOLE
OVERSTOCK.COM INC               COM             690370101   53,170    3,388,774   SH         DEFINED      01,02   SOLE
OVERSTOCK.COM INC               NOTE            690370AB7   21,003   21,653,000  PRN         DEFINED      01,02   SOLE
PATTERSON UTI ENERGY INC        COM             703481101      256       15,000   SH         DEFINED      01,02   SOLE
PFIZER INC                      COM             717081103    4,315      251,300   SH         DEFINED      01,02   SOLE
RESEARCH IN MOTION LTD          COM             760975102  101,995    2,065,000   SH         DEFINED      01,02   SOLE
RYANAIR HLDGS PLC               SPONSORED ADR   783513104    5,972      194,100   SH         DEFINED      01,02   SOLE
SANDRIDGE ENERGY INC            COM             80007P307   22,264    3,926,600   SH         DEFINED      01,02   SOLE
SLM CORP                        COM             78442P106      289       25,000   SH         DEFINED      01,02   SOLE
STEWART ENTERPRISES INC         CL A            860370105   21,964    4,082,546   SH         DEFINED      01,02   SOLE
SUPERMEDIA INC                  COM             868447103    3,826      362,974   SH         DEFINED      01,02   SOLE
US BANCORP DEL                  COM NEW         902973304   96,083    4,448,310   SH         DEFINED      01,02   SOLE
USG CORP                        COM NEW         903293405   89,545    6,794,000   SH         DEFINED      01,02   SOLE
WAL-MART STORES INC             COM             931142103   11,774      220,000   SH         DEFINED      01,02   SOLE
WELLS FARGO & CO. NEW           COM             949746101  113,967    4,540,530   SH         DEFINED      01,02   SOLE